The Company	9 Months Ended
May. 31, 2015
The Company [Abstract]
The Company

(1) The Company

Ceres, Inc. (Company) is an agricultural biotechnology company that develops and markets seeds and traits to produce crops for animal feed, sugar and other markets. The Company uses a combination of advanced plant breeding, biotechnology and bioinformatics to develop seed products and biotechnology traits to address many of the current limitations and future challenges facing agriculture. These technology platforms, which can increase crop productivity, improve quality, reduce crop inputs and improve cultivation on marginal land, have broad application across multiple end markets, including food, feed, fiber and fuel. The Company's bioinformatics technologies can also improve and accelerate discovery and development in biomedical research and diagnostics.

In January 2010, the Company formed a subsidiary, Ceres Sementes do Brasil Ltda. The Company's ownership in this subsidiary is 99.9% and the Company's Chief Executive Officer owns the remaining interest. In May 2014, the Company formed a wholly owned subsidiary, Ceres Agrotechnologies Intl LLC. In May 2014, the Company also formed a subsidiary, CS Semillas de Mexico, S.de L. de C.V. The Company's ownership in this subsidiary is 99.9% and Ceres Agrotechnologies Intl LLC owns the remaining interest.

On April 8, 2015, the Company filed an amendment to its amended and restated certificate of incorporation which effected a 1 for 8 reverse stock split of the Company's issued and outstanding shares of common stock. The par value of the common stock was not adjusted as a result of the reverse stock split. All issued and outstanding shares of common stock, warrants, and stock options and per share amounts contained in the Company's condensed consolidated financial statements have been retroactively adjusted to reflect this reverse stock split for all periods presented.

The Company has incurred substantial net losses from operations since its inception and its accumulated deficit as of May 31, 2015 was $323,887. The Company expects to incur additional losses related to the continued development and expansion of its business, including research and development, seed production and operations, and sales and marketing.

During the first quarter of fiscal 2014, management commenced the implementation of a plan (Plan) intended to further align expenditures with the Company's near-term commercial opportunity in Brazil, shift Northern Hemisphere sorghum breeding activities from College Station, Texas to a more appropriate location, de-emphasize research and development for U.S. cellulosic feedstocks, reduce costs and conserve cash. The actions taken under the Plan, which included, among others, a workforce reduction that impacted 16 positions in the U.S, were completed at August 31, 2014.

On March 10, 2014, the Company completed a registered public offering of 2,875,000 shares of its common stock (including 375,000 shares purchased by the underwriter upon the exercise in full of their right to purchase up to an additional 375,000 shares to cover over-allotments) at a price to the public of $8.00 per share. The Company received approximately $20.8 million of proceeds from the offering, after deducting underwriting discounts and commissions and estimated offering expenses.

As of May 31, 2015, the Company plans to finance its operations for the next four to six months with cash and marketable securities on hand, and with cash inflows from collaboration and grant funding and from product sales. The Company intends to seek additional funds through public or private debt or equity financings, collaborations, licensing arrangements, government programs and the sale of intellectual property, technology or other assets. The Company cannot provide any assurances that additional sources of funding will be available on terms acceptable to the Company or at all, or that it will be successful in entering into collaborations or license agreements, receiving funds under government grants or selling intellectual property, technology or other assets. If the Company is unable to raise additional funds, the Company will not have adequate liquidity to fund its operations and will be forced to significantly curtail or cease its operations.